CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 70,133	$ 57,882
Restricted cash - Current	1,313	21,910
Restricted cash - Long-Term	12	13
Cash, cash equivalents and restricted cash	$ 71,458	$ 79,805